Schedule of Investments (unaudited)
September 30, 2024
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 113.0%
Communication Services — 12.5%
Diversified Telecommunication Services — 3.7%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	420,000	$355,650 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,090,000	876,975 (a)(b)
Altice France Holding SA, Senior Secured Notes	6.000%	2/15/28	820,000	256,175 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	310,000	217,477 (a)
British Telecommunications PLC, Senior Notes	5.125%	12/4/28	500,000	513,933
Orange SA, Junior Subordinated Notes (2.375% to 4/15/25 then EUR 5 year Swap Rate + 2.359%)	2.375%	1/15/25	100,000 EUR	110,444 (c)(d)(e)
Orange SA, Senior Notes	9.000%	3/1/31	600,000	742,566
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,670,000	1,647,986 (b)
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	500,000	430,920
Total Diversified Telecommunication Services				5,152,126
Entertainment — 2.1%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	340,000	353,669 (a)
Netflix Inc., Senior Notes	6.375%	5/15/29	310,000	338,797
Walt Disney Co., Senior Notes	3.350%	3/24/25	300,000	298,190
Walt Disney Co., Senior Notes	2.650%	1/13/31	1,280,000	1,168,770 (b)
Warnermedia Holdings Inc., Senior Notes	3.638%	3/15/25	700,000	695,182 (b)
Total Entertainment				2,854,608
Interactive Media & Services — 0.1%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	200,000	179,265 (a)
Media — 3.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	480,000	463,313 (b)
Comcast Corp., Senior Notes	7.050%	3/15/33	1,000,000	1,169,558 (b)
Comcast Corp., Senior Notes	4.200%	8/15/34	920,000	891,679 (b)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	130,000	127,730 (a)(b)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	70,000	69,657
DISH DBS Corp., Senior Notes	7.375%	7/1/28	300,000	225,113
DISH DBS Corp., Senior Notes	5.125%	6/1/29	990,000	665,143 (b)
Fox Corp., Senior Notes	3.500%	4/8/30	500,000	476,356
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	720,000	653,246
Total Media				4,741,795
Wireless Telecommunication Services — 3.1%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	550,000	531,375 (a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	200,000	141,970 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	740,000	539,324 (a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	500,000	451,107 (a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	420,000	458,893 (b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	30,000	37,245 (b)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	1,140,000	1,073,843 (b)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	500,000 GBP	$578,398 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	540,000	481,212 (a)
Total Wireless Telecommunication Services				4,293,367

Total Communication Services				17,221,161
Consumer Discretionary — 16.6%
Automobile Components — 2.7%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	580,000	575,016 (a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	740,000	742,508 (b)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	350,000	321,678
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	270,000	276,522 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	890,000	942,077 (a)(b)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	500,000	496,015 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	280,000	290,462 (a)
Total Automobile Components				3,644,278
Automobiles — 4.0%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,700,000	1,448,314 (b)
General Motors Co., Senior Notes	6.125%	10/1/25	130,000	131,275 (b)
General Motors Co., Senior Notes	4.200%	10/1/27	750,000	743,779 (b)
General Motors Co., Senior Notes	6.600%	4/1/36	140,000	151,553 (b)
Mercedes-Benz Finance North America LLC, Senior Notes	8.500%	1/18/31	1,000,000	1,212,310 (b)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	1,570,000	1,438,289 (a)(b)
Volkswagen Group of America Finance LLC, Senior Notes	1.250%	11/24/25	400,000	385,222 (a)
Total Automobiles				5,510,742
Broadline Retail — 1.5%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	700,000	619,924
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	1,050,000	1,158,739 (a)(b)
Prosus NV, Senior Notes	4.193%	1/19/32	300,000	281,297 (d)
Total Broadline Retail				2,059,960
Distributors — 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	610,000	650,418 (a)
Diversified Consumer Services — 0.2%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	280,000	259,650 (a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	320,000	73,859 (a)
Total Diversified Consumer Services				333,509
Hotels, Restaurants & Leisure — 6.7%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	600,000 EUR	656,077 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,210,000 EUR	1,173,039
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,310,000	1,249,397 (b)
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	7.716%	7/16/35	540,000 GBP	581,229 (d)(e)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	534,000	533,549 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	130,000	139,402 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	140,000	149,831 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	700,000	714,496 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,150,000	1,161,073 (a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	720,000	729,579 (a)(b)
Saga PLC, Senior Notes	5.500%	7/15/26	140,000 GBP	177,571 (d)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Sands China Ltd., Senior Notes	3.250%	8/8/31	1,340,000	$1,179,109
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	200,000	194,330 (a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	620,000	583,110 (a)
Total Hotels, Restaurants & Leisure				9,221,792
Household Durables — 0.5%
Lennar Corp., Senior Notes	5.000%	6/15/27	430,000	437,034
Lennar Corp., Senior Notes	4.750%	11/29/27	250,000	253,308
Total Household Durables				690,342
Specialty Retail — 0.5%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	200,000	187,307 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	190,000	140,428 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	400,000	411,191
Total Specialty Retail				738,926

Total Consumer Discretionary				22,849,967
Consumer Staples — 2.5%
Beverages — 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	1,540,000	1,546,912 (b)
Food Products — 0.6%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Senior Notes	3.750%	12/1/31	500,000	460,176
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	340,000	350,042 (b)
Total Food Products				810,218
Tobacco — 0.8%
Altria Group Inc., Senior Notes	2.450%	2/4/32	1,000,000	853,820 (b)
Reynolds American Inc., Senior Notes	5.850%	8/15/45	260,000	260,274
Total Tobacco				1,114,094

Total Consumer Staples				3,471,224
Energy — 21.1%
Energy Equipment & Services — 0.7%
Halliburton Co., Senior Notes	4.850%	11/15/35	750,000	749,205
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	280,000	289,115 (a)
Total Energy Equipment & Services				1,038,320
Oil, Gas & Consumable Fuels — 20.4%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	570,000	613,746
Burlington Resources LLC, Senior Notes	7.400%	12/1/31	450,000	527,193
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	500,000	473,552
Columbia Pipeline Group Inc., Senior Notes	4.500%	6/1/25	500,000	498,725 (b)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	210,000	207,020
Continental Resources Inc., Senior Notes	4.900%	6/1/44	250,000	213,963
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	350,000	350,401 (a)
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	400,000	380,596
Ecopetrol SA, Senior Notes	5.875%	5/28/45	390,000	293,020
Ecopetrol SA, Senior Notes	5.875%	11/2/51	2,400,000	1,746,172
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	550,000	544,179 (c)(e)
EOG Resources Inc., Senior Notes	3.150%	4/1/25	2,250,000	2,232,403 (b)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	230,000	$225,183 (a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	280,000	307,709 (a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,050,000	1,032,588 (b)
EQT Corp., Senior Notes	5.000%	1/15/29	1,260,000	1,275,541 (b)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	280,000	302,086 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,120,000	978,277 (a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	190,000	221,980
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	1,500,000	1,483,082 (b)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.342%	9/30/29	86,487	85,189 (a)(e)(f)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	490,000	580,439 (a)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	250,000	259,747
ONEOK Inc., Senior Notes	5.550%	11/1/26	500,000	511,485
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	400,000	422,684 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	330,000	335,567 (a)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000	931,345
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	670,000	530,082 (a)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	360,000	234,508
Puma International Financing SA, Senior Notes	7.750%	4/25/29	550,000	566,088 (a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	190,000	189,196
Range Resources Corp., Senior Notes	8.250%	1/15/29	300,000	310,772
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	350,000	364,802 (a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,850,000	1,874,589 (b)
Southern Natural Gas Co. LLC, Senior Notes	4.800%	3/15/47	800,000	714,478 (a)(b)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.500%	10/15/26	280,000	286,405 (a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	250,000	253,321
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	20,522
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	3.250%	8/15/30	350,000	305,131 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,034,588 (b)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	600,000	590,260 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	380,000	385,470 (a)(c)(e)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	240,000	266,836 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	900,000	867,095 (b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	100,000	90,895
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	1,680,000	1,524,947 (g)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	443,000	505,404
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	39,000	47,748
Total Oil, Gas & Consumable Fuels				27,997,009

Total Energy				29,035,329
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 23.0%
Banks — 13.0%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	490,000	$456,056 (a)(c)(e)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,500,000	1,499,606 (b)
Bank of Nova Scotia, Senior Notes	2.700%	8/3/26	500,000	487,543
Barclays PLC, Subordinated Notes	5.200%	5/12/26	1,000,000	1,006,640 (b)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	300,000	285,573 (a)(e)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	610,000	617,004 (a)(b)(c)(e)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	900,000	902,273 (b)(c)(e)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	800,000	793,667 (b)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,000,000	1,108,150 (b)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,080,000	1,112,265 (a)(b)(c)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	400,000	402,776 (c)(e)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. Term SOFR + 1.872%)	3.973%	5/22/30	1,130,000	1,101,317 (b)(e)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	700,000	832,586 (e)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,260,000	1,270,258 (a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. Term SOFR + 3.592%)	6.100%	10/1/24	400,000	400,000 (c)(e)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	500,000	499,665 (b)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	500,000	505,822 (c)(e)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,500,000	1,497,750 (b)
PNC Financial Services Group Inc., Senior Notes	2.550%	1/22/30	750,000	688,121 (b)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	750,000	755,047 (b)(e)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,000,000	888,673 (a)(b)
Truist Financial Corp., Senior Notes (5.711% to 1/24/34 then SOFR + 1.922%)	5.711%	1/24/35	700,000	737,707 (e)
Total Banks				17,848,499
Capital Markets — 5.8%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	2,000,000	1,791,084 (b)(c)(e)
CME Group Inc., Senior Notes	3.000%	3/15/25	500,000	496,147
Credit Suisse AG AT1 Claim	—	—	2,560,000	76,800 *(f)(h)
Daimler Truck Finance North America LLC, Senior Notes	5.200%	1/17/25	400,000	400,125 (a)
Goldman Sachs Group Inc., Senior Notes (2.640% to 2/24/27 then SOFR + 1.114%)	2.640%	2/24/28	2,400,000	2,307,216 (e)(g)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	500,000	485,876 (a)(b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	500,000	458,149 (e)
UBS AG, Senior Notes	7.500%	2/15/28	400,000	439,457 (b)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	680,000	$683,070 (c)(d)(e)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	770,000	850,390 (a)(b)(e)
Total Capital Markets				7,988,314
Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	2,500,000	2,212,902 (g)
Ahold Lease USA Inc. Pass-Through-Trust, Senior Secured Notes	8.620%	1/2/25	1,459	1,471
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	100,000 GBP	145,007 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	790,000	837,708 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	380,000	398,854 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	400,000	344,008 (a)
Total Financial Services				3,939,950
Insurance — 1.0%
MetLife Inc., Junior Subordinated Notes	10.750%	8/1/39	500,000	715,576
Nuveen Finance LLC, Senior Notes	4.125%	11/1/24	650,000	649,310 (a)(b)
Total Insurance				1,364,886
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	350,000	367,434 (a)

Total Financials				31,509,083
Health Care — 13.8%
Biotechnology — 1.1%
AbbVie Inc., Senior Notes	2.950%	11/21/26	500,000	489,614
Amgen Inc., Senior Notes	2.450%	2/21/30	400,000	365,460
Gilead Sciences Inc., Senior Notes	1.200%	10/1/27	750,000	691,587
Total Biotechnology				1,546,661
Health Care Equipment & Supplies — 0.8%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	500,000	493,796
Solventum Corp., Senior Notes	5.600%	3/23/34	500,000	517,985 (a)
Total Health Care Equipment & Supplies				1,011,781
Health Care Providers & Services — 8.4%
Centene Corp., Senior Notes	3.375%	2/15/30	2,440,000	2,250,343 (b)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	500,000	551,618 (a)
Cigna Group, Senior Notes	2.400%	3/15/30	1,000,000	905,803
CVS Health Corp., Senior Notes	3.250%	8/15/29	500,000	472,485
CVS Health Corp., Senior Notes	3.750%	4/1/30	1,000,000	958,500 (b)
CVS Health Corp., Senior Notes	5.250%	2/21/33	400,000	408,841
CVS Pass-Through Trust	5.789%	1/10/26	66,617	66,777 (a)
CVS Pass-Through Trust	7.507%	1/10/32	242,884	259,039 (a)(b)
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	151,550	151,137
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	209,031	218,808 (b)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	176,706	179,759 (b)
Elevance Health Inc., Senior Notes	4.100%	5/15/32	750,000	732,312
HCA Inc., Senior Notes	4.500%	2/15/27	1,000,000	1,001,444 (b)
HCA Inc., Senior Notes	3.500%	9/1/30	1,000,000	942,668 (b)
Humana Inc., Senior Notes	5.875%	3/1/33	400,000	424,862
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	360,000	$353,347 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	480,000	499,084 (a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	670,000	671,463
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	500,000	445,936
Total Health Care Providers & Services				11,494,226
Pharmaceuticals — 3.5%
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	480,000	514,936 (a)
Johnson & Johnson, Senior Notes	0.550%	9/1/25	1,000,000	968,758
Par Pharmaceutical Inc., Escrow	—	—	330,000	0 *(a)(f)(h)(i)
Pfizer Inc., Senior Notes	3.000%	12/15/26	500,000	490,592 (b)
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	1,300,000	1,325,543 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	780,000	750,326 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	646,000	641,328
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	200,000	148,833
Total Pharmaceuticals				4,840,316

Total Health Care				18,892,984
Industrials — 10.9%
Aerospace & Defense — 2.4%
Avolon Holdings Funding Ltd., Senior Notes	3.250%	2/15/27	750,000	723,712 (a)(b)
Avolon Holdings Funding Ltd., Senior Notes	2.750%	2/21/28	1,000,000	934,914 (a)(b)
Boeing Co., Senior Notes	3.200%	3/1/29	500,000	462,985 (b)
Bombardier Inc., Senior Notes	7.500%	2/1/29	310,000	328,278 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	730,000	773,005 (a)(b)
Total Aerospace & Defense				3,222,894
Building Products — 0.5%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	170,000	178,300 (a)
Standard Industries Inc., Senior Notes	4.375%	7/15/30	578,000	547,500 (a)(b)
Total Building Products				725,800
Commercial Services & Supplies — 1.4%
CoreCivic Inc., Senior Notes	8.250%	4/15/29	860,000	911,070 (b)
GEO Group Inc., Senior Notes	10.250%	4/15/31	460,000	490,821
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	340,000	353,731
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	190,000	199,516 (a)
Total Commercial Services & Supplies				1,955,138
Construction & Engineering — 0.2%
Arcosa Inc., Senior Notes	6.875%	8/15/32	210,000	219,955 (a)
Industrial Conglomerates — 0.3%
Honeywell International Inc., Senior Notes	2.700%	8/15/29	500,000	472,672
Machinery — 0.5%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	500,000 EUR	493,983 (d)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	210,000	209,164
Total Machinery				703,147
Passenger Airlines — 2.9%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	570,000	564,667 (a)(b)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	620,000	658,216 (a)(b)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	310,000	$309,173 (b)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	260,000	267,690 (b)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,490,000	1,506,024 (a)(g)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	419,999	231,130 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	230,000	126,572 (a)
United Airlines Pass-Through Trust	4.875%	1/15/26	302,840	300,253 (b)
Total Passenger Airlines				3,963,725
Trading Companies & Distributors — 2.7%
Air Lease Corp., Senior Notes	3.375%	7/1/25	1,100,000	1,087,345 (b)
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	1,230,000	1,050,963 (a)(b)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	520,000	488,656 (a)(b)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	1,000,000	975,974 (b)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	80,000	80,198
Total Trading Companies & Distributors				3,683,136

Total Industrials				14,946,467
Information Technology — 3.5%
Communications Equipment — 0.4%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	460,000	445,733 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	120,000	82,766 (a)
Total Communications Equipment				528,499
Electronic Equipment, Instruments & Components — 0.2%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	210,000	220,573 (a)
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	120,000	122,941 (a)
Total Electronic Equipment, Instruments & Components				343,514
IT Services — 0.5%
Amentum Escrow Corp., Senior Notes	7.250%	8/1/32	320,000	334,255 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	300,000	313,444 (a)
Total IT Services				647,699
Semiconductors & Semiconductor Equipment — 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	500,000	497,165
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	500,000	517,861 (a)(b)
Texas Instruments Inc., Senior Notes	1.375%	3/12/25	500,000	492,986
Total Semiconductors & Semiconductor Equipment				1,508,012
Software — 0.4%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	460,000	481,208 (a)
Technology Hardware, Storage & Peripherals — 0.9%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	570,000	567,914 (b)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	260,000	258,844
Western Digital Corp., Senior Notes	4.750%	2/15/26	430,000	428,002 (b)
Total Technology Hardware, Storage & Peripherals				1,254,760

Total Information Technology				4,763,692
Materials — 6.6%
Chemicals — 2.1%
Braskem Netherlands Finance BV, Senior Notes	5.875%	1/31/50	350,000	274,389 (d)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	160,000	163,600 (a)(j)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Chemicals — continued
OCP SA, Senior Notes	6.750%	5/2/34	1,220,000	$1,311,939 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	350,000	331,581 (a)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	700,000	741,007 (a)
Total Chemicals				2,822,516
Construction Materials — 0.4%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	440,000	475,059 (a)
Containers & Packaging — 0.0%††
Pactiv LLC, Senior Notes	7.950%	12/15/25	50,000	51,672
Metals & Mining — 2.7%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	430,000	488,698 (g)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	330,000	350,194 (a)
Freeport Indonesia PT, Senior Notes	5.315%	4/14/32	450,000	457,810 (a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	220,000	228,395
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	580,000	583,051
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	400,000	396,357 (a)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	210,000	213,851
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	940,000	1,048,813
Total Metals & Mining				3,767,169
Paper & Forest Products — 1.4%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	950,000	968,698 (a)(b)
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	1,000,000	922,135 (b)
Total Paper & Forest Products				1,890,833

Total Materials				9,007,249
Real Estate — 0.6%
Diversified REITs — 0.4%
Vornado Realty LP, Senior Notes	3.500%	1/15/25	500,000	496,313 (b)
Hotel & Resort REITs — 0.1%
Service Properties Trust, Senior Notes	8.875%	6/15/32	220,000	210,335
Real Estate Management & Development — 0.1%
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	120,000	131,121 (a)

Total Real Estate				837,769
Utilities — 1.9%
Electric Utilities — 1.2%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	140,000	142,061 (a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	400,000	345,952 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	700,000	796,099
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	300,000	323,210 (a)
Total Electric Utilities				1,607,322
Independent Power and Renewable Electricity Producers — 0.7%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	330,000	347,291 (a)
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	696,276	687,628 (a)(b)
Total Independent Power and Renewable Electricity Producers				1,034,919

Total Utilities				2,642,241
Total Corporate Bonds & Notes (Cost — $146,806,660)				155,177,166
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Senior Loans — 11.9%
Consumer Discretionary — 3.2%
Diversified Consumer Services — 0.1%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.460%	4/13/28	200,000	$55,157 (e)(k)(l)
Hotels, Restaurants & Leisure — 3.1%
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.750%)	7.595%	2/6/31	546,626	547,438 (e)(k)(l)
Flutter Entertainment Public Ltd. Co., Term Loan B (3 mo. Term SOFR + 2.000%)	6.604%	11/29/30	694,750	696,362 (e)(k)(l)
Four Seasons Hotels Ltd., 2024 Term Loan B (1 mo. Term SOFR + 1.750%)	6.605%	11/30/29	893,182	894,700 (e)(k)(l)
Hilton Worldwide Finance LLC, Term Loan B4 (1 mo. Term SOFR + 1.750%)	6.605%	11/8/30	900,000	900,824 (e)(k)(l)
Light and Wonder International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	7.333%	4/14/29	1,236,850	1,238,062 (e)(k)(l)
Total Hotels, Restaurants & Leisure				4,277,386

Total Consumer Discretionary				4,332,543
Energy — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
Buckeye Partners LP, Term Loan B2 (1 mo. Term SOFR + 2.000%)	6.845%	11/22/30	497,503	497,536 (e)(k)(l)

Financials — 3.9%
Consumer Finance — 0.7%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 5.000%)	9.845%	3/12/29	119,700	120,373 (e)(k)(l)
TransUnion Intermediate Holdings Inc., Term Loan B7 (1 mo. Term SOFR + 2.000%)	6.845%	12/1/28	845,750	846,279 (e)(k)(l)
Total Consumer Finance				966,652
Financial Services — 2.6%
Boost Newco Borrower LLC, Term Loan B1 (3 mo. Term SOFR + 2.500%)	7.104%	1/31/31	1,150,000	1,151,915 (e)(k)(l)
Citadel Securities LP, 2024 Term Loan B (1 mo. Term SOFR + 2.250%)	7.095%	7/29/30	2,210,789	2,211,917 (e)(k)(l)
Nexus Buyer LLC, Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	8.845%	7/31/31	249,375	247,640 (e)(k)(l)
Total Financial Services				3,611,472
Insurance — 0.4%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	8.945%	8/19/28	496,203	488,849 (e)(k)(l)
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Starwood Property Mortgage LLC, First Lien Term Loan B (1 mo. Term SOFR + 2.750%)	7.595%	11/18/27	347,348	348,543 (e)(k)(l)

Total Financials				5,415,516
Health Care — 0.4%
Life Sciences Tools & Services — 0.4%
IQVIA Inc., Term Loan B4 (3 mo. Term SOFR + 2.000%)	6.604%	1/2/31	496,250	498,937 (e)(k)(l)

Industrials — 1.0%
Passenger Airlines — 0.8%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.032%	10/20/27	259,099	264,216 (e)(k)(l)
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.750%)	8.033%	2/22/31	865,650	868,355 (e)(k)(l)
Total Passenger Airlines				1,132,571
Trading Companies & Distributors — 0.2%
United Rentals North America Inc., Restatement Term Loan (1 mo. Term SOFR + 1.750%)	6.595%	2/14/31	298,500	300,962 (e)(k)(l)

Total Industrials				1,433,533
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 1.2%
Electronic Equipment, Instruments & Components — 0.5%
Coherent Corp., Term Loan B1 (1 mo. Term SOFR + 2.500%)	7.345%	7/2/29	652,950	$653,969 (e)(k)(l)
Semiconductors & Semiconductor Equipment — 0.3%
MKS Instruments Inc., 2024 Dollar Term Loan B (1 mo. Term SOFR + 2.250%)	7.170%	8/17/29	474,495	475,266 (e)(k)(l)
Software — 0.4%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.845%	10/16/26	347,273	337,832 (e)(k)(l)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	9.104%	7/1/31	200,000	191,938 (e)(k)(l)
Total Software				529,770

Total Information Technology				1,659,005
Materials — 1.3%
Containers & Packaging — 0.6%
Berry Global Inc., Term Loan AA (3 mo. Term SOFR + 2.012%)	7.316%	7/1/29	843,609	847,072 (e)(k)(l)
Paper & Forest Products — 0.7%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.850%)	6.695%	9/7/27	959,079	961,012 (e)(k)(l)

Total Materials				1,808,084
Utilities — 0.5%
Electric Utilities — 0.5%
Vistra Operations Co. LLC, 2018 Incremental Term Loan (1 mo. Term SOFR + 2.000%)	6.845%	12/20/30	744,375	745,268 (e)(k)(l)

Total Senior Loans (Cost — $16,484,728)				16,390,422
Sovereign Bonds — 7.7%
Angola — 0.3%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	400,000	364,424 (a)
Argentina — 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	43,394	28,466
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	451,668	216,236 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	560,000	519,400 (a)
Total Argentina				764,102
Colombia — 1.0%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,750,000	1,415,601
Dominican Republic — 0.3%
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	380,000	362,424 (a)
Indonesia — 1.4%
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	300,000	299,091 (a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,670,000	1,641,117 (b)
Total Indonesia				1,940,208
Mexico — 2.9%
Mexican Bonos, Bonds	7.750%	5/29/31	37,450,000 MXN	1,769,553
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	500,000	488,046
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	360,000	309,947
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,750,000	1,381,042
Total Mexico				3,948,588
Panama — 0.9%
Panama Government International Bond, Senior Notes	4.500%	5/15/47	1,650,000	1,255,668
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Saudi Arabia — 0.4%
Saudi Government International Bond, Senior Notes	4.000%	4/17/25	500,000	$498,259 (a)

Total Sovereign Bonds (Cost — $10,240,589)				10,549,274
Collateralized Mortgage Obligations(m) — 5.8%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	8.245%	9/15/34	220,000	200,308 (a)(e)
Bear Stearns ALT-A Trust, 2004-3 A1 (1 mo. Term SOFR + 0.754%)	5.609%	4/25/34	27,201	27,018 (e)
CHL Mortgage Pass-Through Trust, 2005-7 1A1 (1 mo. Term SOFR + 0.654%)	5.509%	3/25/35	151,917	140,159 (e)
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	250,000	229,070 (a)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	440,000	377,904 (a)
Citigroup Commercial Mortgage Trust, 2015-P1 E	4.514%	9/15/48	500,000	384,695 (a)(e)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.492%	8/15/48	410,000	336,981 (e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	8.280%	12/25/50	310,000	335,335 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA7 B2 (30 Day Average SOFR + 7.800%)	13.080%	11/25/41	450,000	488,489 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M2 (30 Day Average SOFR + 3.750%)	9.030%	2/25/42	910,000	957,228 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA6 M2 (30 Day Average SOFR + 5.750%)	11.030%	9/25/42	1,000,000	1,112,763 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	7.980%	7/25/43	560,000	579,393 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1M2 (30 Day Average SOFR + 1.800%)	7.080%	2/25/44	520,000	523,803 (a)(e)
Federal National Mortgage Association (FNMA), 2004-W15 1A2	6.500%	8/25/44	38,577	40,429
GS Mortgage Securities Corp. Trust, 2024-70P E	9.263%	3/10/41	270,000	282,153 (a)(e)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. Term SOFR + 3.047%)	8.144%	5/15/38	350,000	347,097 (a)(e)
Impac CMB Trust, 2004-10 2A (1 mo. Term SOFR + 0.754%)	5.609%	3/25/35	42,732	39,588 (e)
Impac CMB Trust, 2005-2 2A2 (1 mo. Term SOFR + 0.914%)	5.769%	4/25/35	10,681	10,029 (e)
MAFI II Remic Trust, 1998-BI B1	4.879%	11/20/24	85,296	72,787 (e)
MERIT Securities Corp., 2011-PA B3 (1 mo. USD LIBOR + 2.250%)	7.210%	9/28/32	395,598	370,950 (a)(e)
Morgan Stanley Capital Trust, 2015-UBS8 C	4.729%	12/15/48	410,000	367,316 (e)
Morgan Stanley Capital Trust, 2016-BNK2 B	3.485%	11/15/49	430,000	357,464
Prime Mortgage Trust, 2005-2 2XB, IO	1.743%	10/25/32	778,236	43,487 (e)
Prime Mortgage Trust, 2005-5 1X, IO	1.062%	7/25/34	1,039,580	27,314 (e)
RAMP Trust, 2005-SL2 APO, STRIPS, PO	0.000%	2/25/32	1,607	1,379
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. Term SOFR + 1.108%)	6.386%	6/20/33	2,664	2,583 (e)
Structured Asset Securities Corp., 1998-RF2 A	4.739%	7/15/27	53,236	53,161 (a)(e)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	6.698%	3/25/33	18,611	18,113 (e)
UBS Commercial Mortgage Trust, 2018-C15 C	5.310%	12/15/51	285,000	264,734 (e)

Total Collateralized Mortgage Obligations (Cost — $7,669,465)				7,991,730
U.S. Government & Agency Obligations — 0.9%
U.S. Government Obligations — 0.9%
U.S. Treasury Notes	4.125%	1/31/25	250,000	249,587
U.S. Treasury Notes	3.625%	8/31/29	910,000	912,844

Total U.S. Government & Agency Obligations (Cost — $1,166,869)				1,162,431
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Convertible Bonds & Notes — 0.8%
Communication Services — 0.8%
Media — 0.8%
DISH Network Corp., Senior Notes	0.000%	12/15/25	920,000	$801,606 (b)
DISH Network Corp., Senior Notes	3.375%	8/15/26	415,000	336,090 (b)

Total Convertible Bonds & Notes (Cost — $955,175)				1,137,696
Asset-Backed Securities — 0.5%
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. Term SOFR + 1.014%)	5.869%	7/25/46	436,342	101,970 (a)(e)
Bayview Financial Asset Trust, 2007-SR1A M4 (1 mo. Term SOFR + 1.614%)	6.469%	3/25/37	28,683	29,832 (a)(e)
GSAMP Trust, 2003-SEA2 A1	5.421%	7/25/33	331,148	327,863
Indymac Manufactured Housing Contract Pass-Through Certificates, 1997-1 A5	6.970%	2/25/28	6,460	6,428
Morgan Stanley ABS Capital Inc. Trust, 2003-SD1 A1 (1 mo. Term SOFR + 1.114%)	5.969%	3/25/33	4,320	4,224 (e)
Origen Manufactured Housing Contract Trust, 2007-A A2	7.815%	4/15/37	254,945	240,478 (e)

Total Asset-Backed Securities (Cost — $811,636)				710,795
			Shares
Common Stocks — 0.1%
Health Care — 0.1%
Pharmaceuticals — 0.1%
Endo Inc. (Cost — $49,143)			1,978	50,399 *
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $8,421)		5/28/28	8,795	3,017 *
Total Investments before Short-Term Investments (Cost — $184,192,686)				193,172,930
	Rate	Maturity Date	Face Amount†
Short-Term Investments — 6.6%
U.S. Treasury Bills — 4.3%
U.S. Treasury Bills	0.000%	10/1/24	2,930,000	2,930,000 (n)
U.S. Treasury Bills	4.693%	11/5/24	3,000,000	2,986,498 (n)

Total U.S. Treasury Bills (Cost — $5,916,634)				5,916,498
			Shares
Money Market Funds — 2.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $3,190,838)	4.886%		3,190,838	3,190,838 (o)(p)

Total Short-Term Investments (Cost — $9,107,472)				9,107,336
Total Investments — 147.3% (Cost — $193,300,158)				202,280,266
Liabilities in Excess of Other Assets — (47.3)%				(64,962,821)
Total Net Assets — 100.0%				$137,317,445

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Premier Bond Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Value is less than $1.
(j)	Securities traded on a when-issued or delayed delivery basis.
(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(n)	Rate shown represents yield-to-maturity.
(o)	Rate shown is one-day yield as of the end of the reporting period.
(p)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2024, the total market value of investments in Affiliated Companies was $3,190,838 and the cost was $3,190,838 (Note 2).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At September 30, 2024, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank Securities	5.080%	9/24/2024	12/18/2024	$1,468,773	Corporate Bonds & Notes	$1,549,482
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report

 Western Asset Premier Bond Fund
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank Securities	5.200%	9/18/2024	12/18/2024	$4,427,200	Corporate Bonds & Notes	$4,672,297
Deutsche Bank Securities	5.500%	8/23/2024	11/14/2024	1,413,899	Corporate Bonds & Notes	1,539,647
				$7,309,872		$7,761,426

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
At September 30, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,607,660	EUR	2,397,165	Bank of America N.A.	10/18/24	$(62,819)
EUR	1,091,879	USD	1,224,710	Citibank N.A.	10/18/24	(8,339)
GBP	138,900	USD	179,646	Citibank N.A.	10/18/24	6,055
GBP	255,253	USD	338,947	Goldman Sachs Group Inc.	10/18/24	2,310
USD	1,173,591	GBP	914,113	Goldman Sachs Group Inc.	10/18/24	(48,523)
MXN	16,770,000	USD	887,123	JPMorgan Chase & Co.	10/18/24	(37,851)
USD	918,044	MXN	16,770,000	JPMorgan Chase & Co.	10/18/24	68,772
Net unrealized depreciation on open forward foreign currency contracts						$(80,395)

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
MXN	—	Mexican Peso
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002. The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Premier Bond Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$31,432,283	$76,800	$31,509,083
Health Care	—	18,892,984	0 *	18,892,984
Other Corporate Bonds & Notes	—	104,775,099	—	104,775,099
Senior Loans	—	16,390,422	—	16,390,422
Sovereign Bonds	—	10,549,274	—	10,549,274
Collateralized Mortgage Obligations	—	7,991,730	—	7,991,730
U.S. Government & Agency Obligations	—	1,162,431	—	1,162,431
Convertible Bonds & Notes	—	1,137,696	—	1,137,696
Asset-Backed Securities	—	710,795	—	710,795
Common Stocks	$50,399	—	—	50,399
Warrants	—	3,017	—	3,017
Total Long-Term Investments	50,399	193,045,731	76,800	193,172,930
Short-Term Investments†:
U.S. Treasury Bills	—	5,916,498	—	5,916,498
Money Market Funds	3,190,838	—	—	3,190,838
Total Short-Term Investments	3,190,838	5,916,498	—	9,107,336
Total Investments	$3,241,237	$198,962,229	$76,800	$202,280,266
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$77,137	—	$77,137
Total	$3,241,237	$199,039,366	$76,800	$202,357,403
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$157,532	—	$157,532

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2024. The following transactions were

Western Asset Premier Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
effected in such company for the period ended September 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,196,036	$65,381,455	65,381,455	$64,386,653	64,386,653

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$79,856	—	$3,190,838

Western Asset Premier Bond Fund 2024 Quarterly Report